COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:       COMMITMENTS AND CONTINGENT LIABILITIES

 a.         Lease commitments:

The Company rent its facilities under various operating lease agreements, which expire through 2022. In addition, the Company leases certain motor vehicles under certain car operating lease agreement which expire through 2018. The minimum rental payments under operating leases as of December 31, 2015, are as follows:

	Rental of premises	Lease of motor vehicles

2016	$2,856	$334
2017	2,431	160
2018	2,724	25
2019	2,722	-
2020	2,733	-
Thereafter	860	-

	$14,326	$519

Total rent expenses for the years ended December 31, 2013, 2014 and 2015 were approximately $1,303, $2,309 and $2,653, respectively.

Total motor vehicle lease expenses for the years ended December 31, 2013, 2014 and 2015 were approximately $386, $369 and $435, respectively.

b.         Pledges and Bank guarantees:

The Company pledged a bank deposit in the amount of $1,571 mainly in respect of an office lease agreement and hedging transactions, this amount is presented as part of short-term bank deposits and other long-term assets.

The Company obtained a bank guarantee in the amount of $916, in connection with an office lease agreement.

c.         Legal contingencies:

The Company is not currently a party, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate are expected by the Company to have a material effect on its consolidated financial statements. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.